EQUITY - Schedule of Changes in LP Units (Details) - Exchange LP Units - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	3,308	11,078
Exchange LP Units exchanged (in shares)	(49)	(7,770)
Outstanding, end of period (in shares)	3,259	3,308